Sohu.com Limited Shareholders' Equity	12 Months Ended
Dec. 31, 2020
SOHU.COM LIMITED SHAREHOLDERS' EQUITY [Abstract]
Sohu.com Limited Shareholders' Equity
18.	SOHU.COM LIMITED SHAREHOLDERS’ EQUITY
Summary of the Company’s outstanding shares (in thousands):

	Number of Outstanding Shares As of December 31,
	2018	2019	2020
Balance, beginning of year	38,898	39,229	39,269
Issuance:	331	40	37

Balance, end of year	39,229	39,269	39,306

Share Incentive Plans
Sohu (excluding Sohu Video), Changyou, Sogou, and Sohu Video have incentive plans for the granting of share-based awards, including options and restricted share units, to their directors, management and other key employees.
1) Sohu.com Limited Share-based Awards
Sohu’s 2018 Share Incentive Plan
On July 2, 2010, Sohu.com Inc.’s shareholders adopted the 2010 Stock Incentive Plan, which provides for the issuance of up to 1,500,000 shares of Sohu.com Inc.’s common stock, including stock issued pursuant to the vesting and settlement of restricted stock units and pursuant to the exercise of stock options. The maximum term of any share-based award granted under the Sohu 2010 Stock Incentive Plan is ten years from the grant date.
On April 2, 2018, Sohu.com Limited adopted the Sohu 2018 Share Incentive Plan, which provides for the issuance of up 1,148,565 ordinary shares of Sohu.com Limited. The Sohu 2018 Share Incentive Plan will expire in April 2028.
Upon the dissolution of Sohu.com Inc. on May 31, 2018, Sohu.com Limited assumed all then existing obligations of Sohu.com Inc. with respect to equity incentive awards that had been granted under the Sohu 2010 Stock Incentive Plan and then remained outstanding, and such awards were converted into the right to receive upon exercise or settlement Sohu.com Limited’s ordinary shares under the Sohu 2018 Share Incentive Plan rather than shares of the common stock of Sohu.com Inc., subject to the other terms of such outstanding awards.
As of December 31, 2020, 208,280 shares were available for grant under the Sohu 2018 Share Incentive Plan.
i) Summary of Share Option Activity
In February 2015, May 2016, September 2017 and November 2017, Sohu.com Inc.’s Board of Directors approved contractual grants to members of the Company’s management and key employees of options for the purchase of an aggregate of 1,068,000, 13,000, 32,000 and 6,000 shares of common stock of Sohu.com Inc., respectively, under the Sohu 2010 Stock Incentive Plan, with nominal exercise prices of $0.001, all of which were converted, on May 31, 2018, into the right to receive upon exercise Sohu.com Limited’s ordinary shares under the Sohu 2018 Share Incentive Plan. In February 2019, July 2019 and September 2020, Sohu.com Limited’s Board of Directors approved contractual grants to members of the Company’s management and key employees of options for the purchase of an aggregate of 20,000, 477,500 and 34,000 shares of ordinary shares of Sohu.com Limited, respectively, under the Sohu 2018 Share Incentive Plan, with nominal exercise prices of $0.001. These share options vest and become exercisable in four equal installments over a period of four years, with each installment vesting upon the satisfaction of a service period requirement and certain subjective performance targets. These share options are substantially similar to restricted share units except for the nominal exercise price, which would be zero for restricted share units.
Under
ASC
718-10-25
and
ASC
718-10-55
, no grant date can be established for these options until a mutual understanding is reached between the Company and the recipients clarifying the subjective performance requirements. If the service inception date preceded the grant date, compensation expense should be accrued beginning on the service inception date, and re-measured
on each subsequent reporting date before the grant date is established, based on the then-current fair value of the awards. To determine the fair value of these options, the public market price of the underlying shares at each reporting date is used and a binomial valuation model is applied.
As of December 31, 2020, 815,425 of these options had been granted and had become vested on their respective vesting dates, as a mutual understanding of the subjective performance targets was reached between the Company and the recipients, the targets had been satisfied, and the service period requirements had been fulfilled. The cumulative share-based compensation expense for these granted options has been adjusted and fixed based on their aggregate fair values, at their respective grant dates, of $26.4 million.
A summary of option activity under the Sohu 2018 Share Incentive Plan as of and for the year ended December 31, 2020 is presented below:

Options	Number Of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding as of January 1, 2020	128	$0.001		$
Granted	112	0.001
Exercised	(43)	0.001
Forfeited or expired	0

Outstanding as of December 31, 2020	197	0.001	6.09		3,147

Vested as of December 31, 2020	197	0.001	6.09		3,147

Exercisable as of December 31, 2020	197	0.001	6.09		3,147

Note (1): The aggregated intrinsic value in the preceding table represents the difference between Sohu’s closing ADS price of $15.94 on December 31, 2020 and the nominal exercise price of the options.
For the years ended December 31, 2020, 2019 and 2018, total share-based compensation expense recognized for these options was $2.6 million, $1.9 million and negative $5.1 million, respectively. The negative amounts resulted from re-measured
compensation expense based on the then-current fair value of the awards on the reporting date. For the years ended December 31, 2020, 2019 and 2018, the total fair values of these Sohu options vested on their respective vesting dates were $1.0 million, $2.5 million and $5.0 million, respectively. For the years ended December 31, 2020, 2019 and 2018, the total intrinsic value of options exercised was $0.7 million, $0.6 million and $6.2 million, respectively.
2) Changyou.com Limited Share-based Awards
Changyou 2014 Share Incentive Plan
On June 27, 2014, Changyou reserved 2,000,000 of its Class A ordinary shares under the Changyou.com Limited 2014 Share Incentive Plan (the “Changyou 2014 Share Incentive Plan”) for the purpose of making share incentive awards to certain members of its management and key employees. On November 2, 2014, Changyou’s Board approved an increase in the number of Class A ordinary shares reserved under the Changyou 2014 Share Incentive Plan from 2,000,000 to 6,000,000. The maximum term of any share right granted under the Changyou 2014 Share Incentive Plan is ten years from the grant date. The Changyou 2014 Share Incentive Plan will terminate in June 2024. As of December 31, 2020, all shares available for grant under the Changyou 2014 Share Incentive Plan had been granted.
i) Summary of Share Option Activity
On November 2, 2014, Changyou approved the contractual grant of an aggregate of 2,416,000 Class A restricted share units to certain members of its management and certain other employees. On February 16, 2015, Changyou’s Board of Directors approved the conversion of 2,400,000 of these Class A restricted share units into options for the purchase of Class A ordinary shares at an exercise price of $0.01. On June 1, 2015, Changyou’s Board of Directors approved the contractual grant of options for the purchase of an aggregate of 1,998,000 Class A ordinary shares to certain members of its management and certain other employees at an exercise price of $0.01. On July 28, 2016, Changyou’s Board of Directors approved the contractual grant of options for the purchase of an aggregate of 100,000 Class A ordinary shares to certain member of its management at an exercise price of $0.01. On August 26, 2019, Changyou’s Board of Directors approved the grant, effective as of October 1, 2019, to a member of Changyou’s management and a Changyou employee of options for the purchase of an aggregate of 3,023,000 Class A ordinary shares at an exercise price of $0.01 per Class A ordinary share. These Changyou share options vest in four equal installments over a period of four years, with each installment vesting upon satisfaction of a service period requirement and the achievement of certain subjective performance targets. These Changyou share options are substantially similar to restricted share units except for the nominal exercise price, which would be zero for restricted share units. After the completion of the Changyou Merger, the Sohu Board approved the Changyou Plans’ Modification, pursuant to which, among other things, a portion of the share options previously granted under the Changyou 2014 Share Incentive Plan that became vested after the completion of the Changyou Merger were settled by Changyou at a fixed price of $5.39 per Changyou Class A ordinary share, which equals the Changyou Merger consideration of $5.40 per Changyou Class A ordinary share minus the per-share
exercise price of $0.01 of such options. None of the remaining share options granted under the Changyou 2014 Share Incentive Plan that became vested after the completion of the Changyou Merger or that become vested in the future will be exercisable, but can only be repurchased by Changyou at a fixed price of $5.39 per Changyou Class A ordinary share underlying such vested share options upon termination of the option holders’ employment or upon approval of the Chairman of the Sohu Board. As a result of the Changyou Plans’ Modification, share-based compensation expense will be accrued over the service period based on the fixed price of $5.39 per Changyou Class A ordinary share. No subsequent fair value re-measurement
will be made, given that the award is an obligation based on a fixed amount of $5.39 per Changyou Class A ordinary share.
Under
ASC
718-10-25
and
ASC
718-10-55
, no grant date can be established until a mutual understanding is reached between the Company and the recipients clarifying the subjective performance requirements. If the service inception date preceded the grant date, compensation expense should be accrued beginning on the service inception date, and re-measured
on each subsequent reporting date before the grant date is established, based on the then-current fair value of the awards.
Prior to the completion of Changyou Merger, to determine the fair value of these Changyou share options, the public market price of the underlying Changyou Class A ordinary shares at each reporting date was used and a binomial valuation model was applied.
As of December 31, 2020, 3,732,750 of these Changyou share options had been granted and had become vested on their respective vesting dates, as a mutual understanding of the subjective performance targets had been reached between Changyou and the recipients, the targets had been satisfied, and the service period requirements had been fulfilled. The cumulative share-based compensation expense of $4.2 million for these granted share options was adjusted and fixed based on the aggregate amounts of the fair values of these granted share options at their respective grant dates for periods before the Changyou Plans’ Modification, and at a price of $5.39 per Changyou Class A ordinary share for periods after the Changyou Plans’ Modification.
For the years ended December 31, 2020, 2019 and 2018, total share-based compensation expense recognized for share options under the Changyou 2014 Share Incentive Plan was $7.7 million, negative $1.9 million and negative $6.5 million, respectively. For the years ended December 31, 2020, 2019 and 2018, the total fair values of these Changyou share options vested on their respective vesting dates were $4.2 million, $1.0 million and $5.7 million, respectively. For the years ended December 31, 2020, 2019 and 2018, the total intrinsic value of share options exercised was $0.1 million, $6.6 million and $14.9 million, respectively.
Changyou 2019 Share Incentive Plan
On August 3, 2019, Changyou adopted and reserved for issuance 3,000,000 Class A ordinary shares under a new share incentive plan (the “Changyou 2019 Share Incentive Plan”). On August 26, 2019, Changyou’s Board of Directors approved the grant, effective as of October 1, 2019, to certain members of the Changyou’s management and certain other employees of options for the purchase of an aggregate of 1,909,000 Class A ordinary shares at an exercise price of $0.01. These Changyou share options vest in four equal installments over a period of four years, with each installment vesting upon satisfaction of a service period requirement and the achievement of certain subjective performance targets. After the completion of the Changyou Merger, the Sohu Board approved the Changyou Plans’ Modification, pursuant to which, among other things, none of the share options granted under the Changyou 2019 Share Incentive Plan will be exercisable, but can only be repurchased by Changyou following vesting at a fixed price of $5.39 per Changyou Class A ordinary share underlying such vested share options upon termination of the option holders’ employment or upon approval of the Chairman of the Sohu Board. As a result of the Changyou Plans’ Modification, share-based compensation expense will be accrued over the service period based on the fixed price of $5.39 per Changyou Class A ordinary share. No subsequent fair value re-measurement
will be made, given that the award is an obligation based on a fixed amount of $5.39 per Changyou Class A ordinary share.
Under
ASC
718-10-25
and
ASC
718-10-55
, no

grant date can be established until a mutual understanding is reached between the Company and the recipients clarifying the subjective performance requirements. If the service inception date preceded the grant date, compensation expense should be accrued beginning on the service inception date, and re-measured
on each subsequent reporting date before the grant date is established, based on the then-current fair value of the awards.
Prior to the completion of the Changyou Merger, to determine the fair value of Changyou share options, the public market price of the underlying Changyou Class A ordinary shares at each reporting date was used and a binomial valuation model was applied.
As of December 31, 2020, 477,250 of the share options granted under the Changyou 2019 Share Incentive Plan had vested. The cumulative share-based compensation expense of $2.6 million for the granted share options was adjusted and fixed based on a price of $5.39 per Changyou Class A ordinary share after the Changyou Plans’ Modification. For the years ended December 31, 2020 and 2019, total share-based compensation expense recognized for these share options under the Changyou 2019 Share Incentive Plan was $4.8 million and $3.2 million, respectively. For the years ended December 31, 2020, the total value of these Changyou share options vested on their respective vesting dates was $
2.6

million.
3) Sogou Inc. Share-based Awards
Sogou 2010 Share Incentive Plan
Sogou adopted a share incentive plan on October 20, 2010, which was amended effective August 22, 2014 to increase the aggregate number of Sogou Class A Ordinary Shares issuable under the plan to 41,500,000 (as amended to date, the “Sogou 2010 Share Incentive Plan”). Awards of share rights granted under the Sogou 2010 Share Incentive Plan were made to management and other key employees of Sogou and of any present or future parents or subsidiaries or VIEs of Sogou. The Sogou 2010 Share Incentive Plan expired on October 19, 2020 and is no longer available for making new grants. The maximum term of any share incentive award granted under the Sogou 2010 Share Incentive Plan is ten years from the grant date.
The options contractually granted under the Sogou 2010 Share Incentive Plan were placed in one of the following three categories:

(i)
Performance-based options, which vest and become exercisable either in four equal installments or in two to four installments of specified share numbers over their specified vesting periods, with each installment vesting upon a service period requirement being met, as well as the employee grantee’s achievement, as determined by Sogou’s chief executive officer, of performance targets for the corresponding period specified by Sogou’s chief executive officer. For purposes of recognition of share-based compensation expense, each installment is considered to be granted as of the date that the performance targets have been set; or

(ii)
Service-based options, which vest and become exercisable either in four equal installments or in two to four installments of specified share numbers over their specified vesting periods, with each installment vesting only upon a service period requirement being met; or

(iii)
IPO-based
options, which were subject to completion of an IPO and vesting/ exercisability in five equal installments, with (i) the first installment vesting upon the expiration of all underwriters’ lockup periods applicable to Sogou’s IPO and (ii) each of the four subsequent installments vesting on the first, second, third, and fourth anniversary dates of the completion of Sogou’s IPO.

A summary of each of the above three categories of Sogou’s share options as of December 31, 2020 is presented below
(
in thousands
)
:

	Contractually Granted	Granted (For Purposes of Share- based Compensation Expense)	Vested and Exercisable	Exercised
Performance-based options	30,912	29,169	28,761	27,772
Service-based options	1,888	1,888	1,410	829
IPO-based options	7,250	7,250	5,810	5,810

Total	40,050	38,307	35,981	34,411

A summary of Sogou share option activity under the Sogou 2010 Share Incentive Plan as of and for the year ended December 31, 2020 is presented below:

Options	Number Of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding as of January 1, 2020	7,162	$0.377	4.45	$
Granted	1,099	0.001
Exercised	(4,233)	0.426
Forfeited or expired	(132)	0.001

Outstanding as of December 31, 2020	3,896	0.232	4.38		30,850

Vested as of December 31, 2020 and expected to vest thereafter	3,395	0.266	4.46		26,767

Exercisable as of December 31, 2020	1,570	0.001	5.77		12,794

Note (1): The aggregate intrinsic values in the preceding table represent the difference between Sogou’s closing price of $8.15 per Sogou ADS (each representing one Sogou Class A Ordinary Share) on December 31, 2020 and the exercise prices of the share options.

For the years ended December 31, 2020, 2019 and 2018, total share-based compensation expense recognized for Sogou share options under the Sogou 2010 Share Incentive Plan was $
7.4
 million, $
13.5
 million and $12.5 million, respectively. As of December 31, 2020, there was $0.8 million of unrecognized compensation expense related to unvested Sogou share options. The expense is expected to be recognized over a weighted average period of 1.37 years. For the years ended December 31, 2020, 2019 and 2018, the total intrinsic value of options exercised was $23.1 million, $1.6 million, and $33.2 million, respectively.
Prior to the completion of Sogou’s IPO, the fair values of Sogou Class A Ordinary Shares were assessed using the income approach/discounted cash flow method or based on the mid-point
of the estimated Sogou IPO price range, in each case with a discount for lack of marketability, because the Sogou Class A Ordinary Shares underlying the award were not publicly traded at the time of grant. The assessment required complex and subjective judgments regarding Sogou’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants were made. After the completion of Sogou’s IPO, the fair values of the ordinary shares of Sogou were determined based on the market price of Sogou’s ADSs
.
The fair value of the Sogou share options granted under the Sogou 2010 Incentive Plan was estimated on the date of grant with the assistance of a qualified professional appraiser, using the binomial valuation model with the following assumptions used:

Assumptions Adopted	2018	2019	2020
Average risk-free interest rate	3.36%~3.51%	2.60%~2.86%	1.21%~1.66%
Exercise multiple	2	2~3	2~3
Expected forfeiture rate (post-vesting)	12%	0%~12%	0%
Weighted average expected option life	9	7	4
Volatility rate	40%~46%	36%~41%	38%~44%
Dividend yield	0%	0%	0%
Weighted average fair value of share options	12.26	4.05	4.48
Sogou estimated the risk-free rate based on the market yields of U.S. Treasury securities with an estimated country-risk differential as of the valuation date. An exercise multiple was estimated as the ratio of the fair value of the Sogou Class A Ordinary Shares over the exercise prices as of the time the options would be expected to be exercised, based on consideration of research studies regarding exercise patterns based on historical statistical data. In Sogou’s valuation analysis, a multiple of three was applied for management and a multiple of two was applied for other key employees. Sogou estimated the forfeiture rate to be 0% for the Sogou share options granted to Sogou management and 12% for the Sogou share options granted to Sogou’s other key employees. As Sogou’s ordinary shares had been publicly traded for slightly more than three years as of December 31, 2020, the expected volatility at the valuation date was estimated based on the historical volatility of specified comparable companies for the periods before the grant dates with length commensurate with the expected term of the Sogou share options. Sogou has no history or expectation of paying dividends on its ordinary shares. Accordingly, the dividend yield was estimated to be 0%.
Sogou 2017 Share Incentive Plan
In October 2017, Sogou adopted a share incentive plan (the “Sogou 2017 Share Incentive Plan”) which provides that the aggregate number of Sogou Class A Ordinary Shares issuable under the plan is 28,000,000. Share incentive awards may be granted under the Sogou 2017 Share Incentive Plan to Sogou’s management and employees and of any of its present or future parents or subsidiaries. The maximum term of any share incentive award granted under the Sogou 2017 Share Incentive Plan is ten years from the grant date.
The options contractually granted under the Sogou 2017 Share Incentive Plan may be placed in one of the following two categories:

(i)
Performance-based options, which vest and become exercisable in four equal installments, with each installment vesting upon a service period requirement being met, as well as the employee grantee’s achievement, as determined by Sogou’s chief executive officer, of performance targets for the corresponding period specified by Sogou’s chief executive officer. For purposes of recognition of share-based compensation expense, each installment is considered to be granted as of the date that the performance targets have been set; or

(ii)	Service-based options, which vest and become exercisable in four equal installments, with each installment vesting only upon a service period requirement being met.
A summary of each of the above two categories of Sogou’s share options as of December 31, 2020 is presented below
(
in thousands
)
:

	Contractually Granted	Granted (For Purposes of Share- based Compensation Expense)	Vested and Exercisable	Exercised
Performance-based options	192	55	44	17
Service-based options	994	994	324	173

Total	1,186	1,049	368	190

A summary of Sogou share option activity under the Sogou 2017 Share Incentive Plan as of and for the year ended December 31, 2020 is presented below:

Options	Number Of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding as of January 1, 2020	798	$0.001	8.90	$
Granted	425	0.001
Exercised	(142)	0.001
Forfeited or expired	(222)	0.001

Outstanding as of December 31, 2020	859	0.001	8.51		7,000

Vested as of December 31, 2020 and expected to vest thereafter	680	0.001	8.46		5,541

Exercisable as of December 31, 2020	178	0.001	7.95		1,451

Note (1): The aggregate intrinsic value in the preceding table represents the difference between the closing price of $8.15 per Sogou ADS (each representing one Class A Ordinary Share) on December 31, 2020 and the exercise prices of the share options.
For the years ended December 31, 2020, 2019 and 2018, total share-based compensation expense recognized for Sogou share options under the Sogou 2017 Share Incentive Plan was $1.6 million, $2.4 million and $1.6 million, respectively. As of December 31, 2020 there was $1.5 million of unrecognized compensation expense related to unvested Sogou share options. The expense is expected to be recognized over a weighted average period of 1.74 years.
The method used to determine the fair value of the Sogou share options granted under the Sogou 2017 Share Incentive Plan was the same as the method used for the share options granted under the Sogou 2010 Incentive Plan as described above, except for the assumptions used in the binomial valuation model as presented below:

Assumptions Adopted	2018	2019	2020
Average risk-free interest rate	3.41%~3.95%	2.37%~3.45%	1.20%~2.47%
Exercise multiple	2	2~3	2~3
Expected forfeiture rate (post-vesting)	12%	0%~12%	0%~12%
Weighted average expected option life	10	10	9
Volatility rate	40%~46%	41%~42%	39%~42%
Dividend yield	0%	0%	0%
Weighted average fair value of share options	10.09	4.87	4.95

Sohu Management Sogou Share Option Arrangement
Under an arrangement (the “Sohu Management Sogou Share Option Arrangement”) that was approved by the boards of directors of Sohu and Sogou in March 2011, Sohu has the right to provide to members of Sohu’s Board of Directors, management and other key employees of the Sohu, and certain members of management and other key employees of Sogou the opportunity to purchase from Sohu up to 12,000,000 Sogou Class A Ordinary Shares at a fixed exercise price of $0.625 or $0.001 per share. Of these 12,000,000 Sogou Class A Ordinary Shares, 8,800,000 are Sogou Class A Ordinary Shares previously held by Sohu and 3,200,000 are Sogou Class A Ordinary Shares that were newly-issued on April 14, 2011 by Sogou to Sohu at a price of $0.625 per share, or a total of $2.0 million. As of December 31, 2020, Sohu had contractually granted options for the purchase of 8,305,000 Sogou Class A Ordinary Shares under the Sohu Management Sogou Share Option Arrangement.
The options contractually granted under the Sohu Management Sogou Share Option Arrangement may be placed in one of the following two categories:

(i)
Performance-based options, which vest and become exercisable in four equal installments, with each installment vesting upon a service period requirement being met, as well as the Sogou Group’s achievement of performance targets for the corresponding period. All of these options vested and became exercisable before January 1, 2017. For purposes of recognition of share-based compensation expense, each installment is considered to be granted as of the date that the performance targets have been set; or

(ii)	Service-based options, which were granted to members of Sohu’s Board of Directors. All of these share options vested and became exercisable in 2015, as the service period requirement had been met.
A summary of the above two categories of Sogou’s share options as of December 31, 2020 is presented below
(
in thousands
)
:

	Contractually Granted	Granted (For Purposes of Share- based Compensation Expense)	Vested and Exercisable	Exercised
Performance-based options	8,290	8,290	8,290	8,290
Service-based options	15	15	15	6

Total	8,305	8,305	8,305	8,296

A summary of Sogou share option activity under the Sohu Management Sogou Share Option Arrangement as of and for the year ended December 31, 2020 is presented below:

	Number Of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding as of January 1, 2020	9	$0.001	5.38	$
Granted	0
Exercised	0
Forfeited or expired	0

Outstanding as of December 31, 2020	9	0.001	4.38		73

Vested as of December 31, 2020	9	0.001	4.38		73

Exercisable as of December 31, 2020	9	0.001	4.38		73

Note (1): The aggregate intrinsic values in the preceding table represent the difference between the closing price of $8.15 per Sogou ADS (each representing one Class A Ordinary Share) on December 31, 2020 and the exercise prices of the options.
As all Sogou share options granted under the Sohu Management Sogou Share Option Arrangement vested before January 1, 2017, no share-based compensation expense was recognized for the years ended December 31, 2020, 2019, and 2018.

Option Modification
In the first and second quarter of 2013, a portion of the Sogou share options granted under the Sogou 2010 Share Incentive Plan and the Sohu Management Sogou Share Option Arrangement were exercised early, and the resulting Sogou ordinary shares were transferred to trusts with the original option grantees as beneficiaries. The trusts will distribute the Sogou ordinary shares to those beneficiaries in installments based on the vesting requirements under the original option agreements. Although these trust arrangements caused a modification of the terms of these Sogou share options, the modification was not considered substantive. Accordingly, no incremental fair value related to these Sogou ordinary shares resulted from the modification, and the remaining share-based compensation expense for these Sogou ordinary shares continued to be recognized over the original remaining vesting period.
As of December 31, 2020, 1,899,000 Sogou Class A Ordinary Shares issued upon the early exercise of options granted under the Sogou 2010 Share Incentive Plan remained unvested in accordance with the vesting requirements under the original option agreements. All Sogou Class A Ordinary Shares issued upon such early exercise that have become vested have been included in the disclosures under the headings “Sogou 2010 Share Incentive Plan” and “Sohu Management Sogou Share Option Arrangement” above.
In the first quarter of 2018, Sogou changed the vesting conditions of options for the purchase of 2,181,192 Sogou Class A Ordinary Shares contractually granted under the Sogou 2010 Share Incentive Plan by removing as a condition of vesting Sogou’s achievement of performance targets for the period corresponding to the vesting schedule. Of these options, options for the purchase of 1,601,427 Sogou Class A Ordinary Shares had not been deemed granted, because their performance targets for the current period had not been set, so the removal of the performance targets resulted in these options becoming subject to vesting only upon service-period requirements being met and being deemed granted immediately upon the effectiveness of the changes. For the remaining options for the purchase of 579,765 Sogou Class A Ordinary Shares, which had been deemed granted, the removal of the performance targets constituted a modification. The modification was not considered substantive, because their performance targets had been achieved before the modification. Based on valuation results, no incremental fair value related to these Sogou ordinary shares was recognized in connection with the modification, and the remaining share-based compensation expense for these Sogou ordinary shares continued to be recognized over the remaining vesting period.
4) Sohu Video Share-based Awards
On January 4, 2012, Sohu Video adopted the Sohu Video Share Incentive Plan, under which 25,000,000 ordinary shares of Sohu Video are reserved for the purpose of making share incentive awards to management and key employees of Sohu Video and to Sohu management. The maximum term of any share incentive award granted under the Sohu Video Share Incentive Plan is ten years from the grant date. The Sohu Video Share Incentive Plan will expire on January 3, 2022. As of December 31, 2020, grants of options for the purchase of 16,368,200 ordinary shares of Sohu Video had been contractually made and were subject to vesting in four equal installments, with each installment vesting upon a service period requirement being met, as well as Sohu Video’s achievement of performance targets for the corresponding period. For purposes of
ASC
718-10-25
, as of December 31, 2020, no grant date had occurred, because the broader terms and conditions of the option awards had neither been finalized nor mutually agreed upon with the recipients. As of December 31, 2019, options for the purchase of 4,972,800 Sohu Video ordinary shares were vested.
For the years ended December 31, 2020, 2019 and 2018, total share-based compensation expense recognized for vested Sohu Video options under the Sohu Video Share Incentive Plan was negative $0.7 million, negative $0.9 million and negative $0.5 million, respectively.
The fair value as of December 31, 2020 of the Sohu Video options contractually granted to management and key employees of Sohu Video and to Sohu management was estimated on the reporting date using the binomial valuation model, with the following assumptions used:

Assumptions Adopted	2019	2020
Average risk-free interest rate	2.44%	1.11%
Exercise multiple	2.8	2.8
Expected forfeiture rate (post-vesting)	14%	5%
Weighted average expected option life	2.0	1.0
Volatility rate	53.9%	57.3%
Dividend yield	0	0
Fair value	0.35	0.21